Average Annual Total Returns{- Strategic Advisers Fidelity International Fund} - 02.28 Strategic Advisers Fidelity International Fund PRO-11 - Strategic Advisers Fidelity International Fund	Strategic Advisers Fidelity International Fund Return Before Taxes Past 1 year	Strategic Advisers Fidelity International Fund Return Before Taxes Past 5 years	Strategic Advisers Fidelity International Fund Return Before Taxes Past 10 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions Past 1 year	Strategic Advisers Fidelity International Fund After Taxes on Distributions Past 5 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions Past 10 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Fidelity International Fund After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Fidelity International Fund After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	12.48%	11.82%	9.61%	10.79%	11.02%	9.08%	8.27%	9.35%	7.87%	11.48%	9.78%	8.22%